Financial risk management objectives and policies - Currency risk (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Currency Risk Relative to EUR | United States Dollar (USD)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	10.00%
Effect on pre-tax equity due to increase in designated risk component	$ 97,772
Effect on pre-tax equity due to decrease in designated risk component	(97,772)
Effect on profit before tax equity due to increase in designated risk component	4,798
Effect on profit before tax equity due to decrease in designated risk component	$ (4,798)
Currency Risk Relative to EUR | United Arab Emirates
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	10.00%
Effect on pre-tax equity due to increase in designated risk component	$ (1,721)
Effect on pre-tax equity due to decrease in designated risk component	1,721
Effect on profit before tax equity due to increase in designated risk component	1
Effect on profit before tax equity due to decrease in designated risk component	$ (1)
Currency Risk Relative to EUR | Kenyan Shilling (KES)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	10.00%
Effect on pre-tax equity due to increase in designated risk component	$ (181)
Effect on pre-tax equity due to decrease in designated risk component	181
Effect on profit before tax equity due to increase in designated risk component	121
Effect on profit before tax equity due to decrease in designated risk component	$ (121)
Currency Risk Relative to EUR | Moroccan Dirham (MAD)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	5.00%
Effect on pre-tax equity due to increase in designated risk component	$ (6,190)
Effect on pre-tax equity due to decrease in designated risk component	6,190
Effect on profit before tax equity due to increase in designated risk component	(74)
Effect on profit before tax equity due to decrease in designated risk component	$ 74
Currency Risk Relative to EUR | Naira (NGN)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	5.00%
Effect on pre-tax equity due to increase in designated risk component	$ (10,170)
Effect on pre-tax equity due to decrease in designated risk component	10,170
Effect on profit before tax equity due to increase in designated risk component	(33)
Effect on profit before tax equity due to decrease in designated risk component	$ 33
Currency Risk Relative to EUR | Algerian Dinar (DZD)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	5.00%
Effect on pre-tax equity due to increase in designated risk component	$ (892)
Effect on pre-tax equity due to decrease in designated risk component	892
Effect on profit before tax equity due to increase in designated risk component	0
Effect on profit before tax equity due to decrease in designated risk component	$ 0
Currency Risk Relative to EUR | Cedi (Ghana) (GHS)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	10.00%
Effect on pre-tax equity due to increase in designated risk component	$ (2,131)
Effect on pre-tax equity due to decrease in designated risk component	2,131
Effect on profit before tax equity due to increase in designated risk component	(21)
Effect on profit before tax equity due to decrease in designated risk component	$ 21
Currency Risk Relative to EUR | Uganda Shilling (UGX)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	10.00%
Effect on pre-tax equity due to increase in designated risk component	$ (3,266)
Effect on pre-tax equity due to decrease in designated risk component	3,266
Effect on profit before tax equity due to increase in designated risk component	(7)
Effect on profit before tax equity due to decrease in designated risk component	$ 7
Currency Risk Relative to EUR | Egyptian Pound (EGP)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	5.00%
Effect on pre-tax equity due to increase in designated risk component	$ (918)
Effect on pre-tax equity due to decrease in designated risk component	918
Effect on profit before tax equity due to increase in designated risk component	(1,224)
Effect on profit before tax equity due to decrease in designated risk component	$ 1,224
Currency Risk Relative to USD | Kenyan Shilling (KES)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	5.00%
Effect on pre-tax equity due to increase in designated risk component	$ 0
Effect on pre-tax equity due to decrease in designated risk component	0
Effect on profit before tax equity due to increase in designated risk component	190
Effect on profit before tax equity due to decrease in designated risk component	$ (190)
Currency Risk Relative to USD | Moroccan Dirham (MAD)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	10.00%
Effect on pre-tax equity due to increase in designated risk component	$ (4,939)
Effect on pre-tax equity due to decrease in designated risk component	4,939
Effect on profit before tax equity due to increase in designated risk component	(189)
Effect on profit before tax equity due to decrease in designated risk component	$ 189
Currency Risk Relative to USD | Naira (NGN)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	5.00%
Effect on pre-tax equity due to increase in designated risk component	$ (5,055)
Effect on pre-tax equity due to decrease in designated risk component	5,055
Effect on profit before tax equity due to increase in designated risk component	(233)
Effect on profit before tax equity due to decrease in designated risk component	$ 233
Currency Risk Relative to USD | Algerian Dinar (DZD)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	5.00%
Effect on pre-tax equity due to increase in designated risk component	$ (441)
Effect on pre-tax equity due to decrease in designated risk component	441
Effect on profit before tax equity due to increase in designated risk component	0
Effect on profit before tax equity due to decrease in designated risk component	$ 0
Currency Risk Relative to USD | Cedi (Ghana) (GHS)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	10.00%
Effect on pre-tax equity due to increase in designated risk component	$ (1,140)
Effect on pre-tax equity due to decrease in designated risk component	1,140
Effect on profit before tax equity due to increase in designated risk component	(144)
Effect on profit before tax equity due to decrease in designated risk component	$ 144
Currency Risk Relative to USD | Uganda Shilling (UGX)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	5.00%
Effect on pre-tax equity due to increase in designated risk component	$ (1,255)
Effect on pre-tax equity due to decrease in designated risk component	1,255
Effect on profit before tax equity due to increase in designated risk component	(30)
Effect on profit before tax equity due to decrease in designated risk component	$ 30
Currency Risk Relative to USD | Egyptian Pound (EGP)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	5.00%
Effect on pre-tax equity due to increase in designated risk component	$ (663)
Effect on pre-tax equity due to decrease in designated risk component	663
Effect on profit before tax equity due to increase in designated risk component	(342)
Effect on profit before tax equity due to decrease in designated risk component	$ 342
Currency Risk Relative to USD | CFA Franc BCEAO (XOF)
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	10.00%
Effect on pre-tax equity due to increase in designated risk component	$ (4,579)
Effect on pre-tax equity due to decrease in designated risk component	4,579
Effect on profit before tax equity due to increase in designated risk component	(260)
Effect on profit before tax equity due to decrease in designated risk component	$ 260